NOTE 17 - Related Parties Transactions: Schedule of Related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Due to the CEO
For the year and period ended December	$ 231	$ 29
Due to a close member of the Chairman of the Board (*)
For the year and period ended December	688	0
Due to the CFO (*)
For the year and period ended December	$ 199	$ 0